Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	$ 2,840,980,724	$ 2,677,361,424	$ 2,520,235,955
Financing Cash Flows, From	713,226,953	485,427,458	285,623,220
Financing Cash Flows, Used	(46,035,533)	(160,610,656)	(355,150,504)
Financing Cash Flows, Interest paid	(142,891,300)	(139,251,404)	(134,429,754)
Financing Cash Flows, Total	524,300,120	185,565,398	(203,957,038)
Non-Cash Changes, Changes in fair value	10,773,826	6,156,163	46,396,434
Non-Cash Changes, Foreign exchange differences	624,726,300	(170,132,567)	148,940,339
Non-Cash Changes, Financial costs	148,480,238	138,578,899	136,303,028
Non-Cash Changes, New leases	97,937,192	2,704,926	37,818,654
Non-Cash Changes, Other changes	(720,228)	746,481	(8,375,948)
Ending Balance	4,246,478,172	2,840,980,724	2,677,361,424
Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	2,648,032,219	2,470,532,068	2,140,557,500
Financing Cash Flows, From	293,819,500	484,520,001	283,799,437
Financing Cash Flows, Used	(6,238,340)	(4,791,827)
Financing Cash Flows, Total	287,581,160	479,728,174	283,799,437
Non-Cash Changes, Changes in fair value	16,329,103	12,628,182	7,924,704
Non-Cash Changes, Foreign exchange differences	513,617,504	(165,703,734)	137,637,204
Non-Cash Changes, Financial costs	7,763,806	2,646,905
Non-Cash Changes, Other changes	(232,072,987)	(151,799,376)	(99,386,777)
Ending Balance	3,241,250,805	2,648,032,219	2,470,532,068
Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	157,573,676	158,284,616	408,415,562
Financing Cash Flows, From	417,253,000	199,395
Financing Cash Flows, Used	(33,736,628)	(150,878,247)	(350,652,302)
Financing Cash Flows, Interest paid	(142,046,785)	(137,759,315)	(133,788,145)
Financing Cash Flows, Total	241,469,587	(288,438,167)	(484,440,447)
Non-Cash Changes, Changes in fair value	(1,923,185)	(1,893,193)
Non-Cash Changes, Foreign exchange differences	114,041,146	3,280,020	9,096,964
Non-Cash Changes, Financial costs	138,755,531	133,794,543	134,487,859
Non-Cash Changes, Other changes	231,743,010	152,545,857	90,724,678
Ending Balance	881,659,765	157,573,676	158,284,616
Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	51,865,519	53,407,689	14,476,449
Financing Cash Flows, Used	(6,060,565)	(4,940,582)	(4,498,202)
Financing Cash Flows, Interest paid	(844,515)	(1,492,089)	(641,609)
Financing Cash Flows, Total	(6,905,080)	(6,432,671)	(5,139,811)
Non-Cash Changes, Foreign exchange differences	15,193,796	48,124	4,437,228
Non-Cash Changes, Financial costs	1,960,901	2,137,451	1,815,169
Non-Cash Changes, New leases	97,937,192	2,704,926	37,818,654
Non-Cash Changes, Other changes	(390,251)
Ending Balance	159,662,077	51,865,519	53,407,689
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(16,490,690)	(4,862,949)	(43,213,556)
Financing Cash Flows, From	2,154,453	708,062	1,823,783
Financing Cash Flows, Total	2,154,453	708,062	1,823,783
Non-Cash Changes, Changes in fair value	(3,632,092)	(4,578,826)	38,471,730
Non-Cash Changes, Foreign exchange differences	(18,126,146)	(7,756,977)	(2,231,057)
Non-Cash Changes, Other changes			286,151
Ending Balance	$ (36,094,475)	$ (16,490,690)	$ (4,862,949)